Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
13. Stock-Based Compensation
Stock Incentive
Plans-the
2018 Plan
On November 28, 2018, the Board of Directors of the Company adopted, and on December 10, 2018 the Company’s stockholders approved, the Organogenesis 2018 Equity and Incentive Plan (the “2018 Plan”). The purposes of the 2018 Plan are to provide long-term incentives and rewards to the Company’s employees, officers, directors and other key persons (including consultants), to attract and retain persons with the requisite experience and ability, and to more closely align the interests of such employees, officers, directors and other key persons with the interests of the Company’s stockholders.
The 2018 Plan authorizes the Company’s Board of Directors or a committee of not less than two independent directors (in either case, the “Administrator”) to grant the following types of awards:
non-statutory
stock options; incentive stock options; restricted stock awards; restricted stock units; stock appreciation rights; unrestricted stock awards; performance share awards; and dividend equivalent rights. The 2018 Plan is administered by the Company’s Board of Directors.
As of September 30, 2020, a total of 9,198,996 shares of Class A common stock have been authorized to be issued under the 2018 Plan (subject to adjustment in the case of any stock dividend, stock split, reverse stock split, or similar change in capitalization of the Company).
Stock Incentive
Plans-the
2003 Plan
The Organogenesis 2003 Stock Incentive Plan (the “2003 Plan”), provides for the Company to issue restricted stock awards, or to grant incentive stock options or non-statutory
stock options. Incentive stock options may be granted only to the Company’s employees. Restricted stock awards and non-statutory
stock options may be granted to employees, members of the Board of Directors, outside advisors and consultants of the Company.
Effective as of the closing of the Avista Merger on December 10, 2018, no additional awards may be made under the 2003 Plan and as a result (i) any shares in respect of stock options that are expired or terminated under the 2003 Plan without having been fully exercised will not be available for future awards; (ii) any shares in respect of restricted stock that are forfeited to, or otherwise repurchased by the Company, will not be available for future awards; and (iii) any shares of common stock that are tendered to the Company by a participant to exercise an award will not be available for future awards.

Following the closing of the Avista Merger, the 2003 Plan is administered by the Company’s Board of Directors.
Stock-Based Compensation Expense
Stock options awarded under the stock incentive plans expire 10 years after the grant date and typically vest over four or five years. Restricted stock units awarded typically vest over four years.
Stock-based compensation expense was $486 and $242 for the three months ended September 30, 2020 and 2019, respectively, and was $1,164 and $700 for the nine months ended September 30, 2020 and 2019, respectively. The total amount of stock-based compensation expense was included within selling, general and administrative expenses on the consolidated statements of operations.
Restricted Stock Units (RSUs)
In the nine months ended September 30, 2020, the Company granted 873,595 time-based restricted stock units to its employees, executives and the Board of Directors. Each restricted stock unit represents the contingent right to receive one share of the Company’s common stock. A majority of the restricted stock units will vest in four equal annual installments in 2021, 2022, 2023 and 2024. The fair value of the restricted stock units was based on the fair market value of the Company’s stock on the date of grant.
The activity of restricted stock units is set forth below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	—	$—
Granted	873,595	3.81
Vested	—	—
Canceled/Forfeited	(54,347)	3.69

Unvested at September 30, 2020	819,248	$3.82

As of September 30, 2020, the total unrecognized compensation cost related to unvested restricted stock units expected to vest was $1,977 and the weighted average remaining recognition period for unvested awards was 3.21 years.
Stock Option Valuation
The stock options granted during the nine months ended September 30, 2020 and 2019 were 1,553,723 and 100,000 respectively. The assumptions that the Company used to determine the grant-date fair value of stock options granted during these periods were as follows, presented on a weighted-average basis:

	September 30, 2020	September 30, 2019
Risk-free interest rate	0.46%	2.24%
Expected term (in years)	6.22	6.50
Expected volatility	37.42%	42.7%
Expected dividend yield	0.0%	0.0%
Exercise price	$4.04	$7.08
Underlying stock price	$3.37	$7.08
These assumptions resulted in an estimated weighted-average grant-date fair value per share of stock options granted during the nine months ended September 30, 2020 and 2019 of $1.05 and $3.24, respectively.

Stock Option Activity
The following table summarizes the Company’s stock option activity since December 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	7,179,636	$1.98	5.06	$20,799
Granted	1,553,723	4.04
Exercised	(638,315)	2.02		1,623
Canceled / forfeited	(630,399)	3.64

Outstanding as of September 30, 2020	7,464,645	2.27	5.53	12,855

Options exercisable as of September 30, 2020	5,512,393	1.60	4.20	12,701

Options vested or expected to vest as of September 30, 2020	7,062,928	$2.16	5.30	$12,835

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A common stock for those stock options that have exercise prices lower than the fair value of the Company’s Class A common stock.
The total fair value of options vested during the nine months ended September 30, 2020 and 2019 was $387 and $538, respectively.
As of September 30, 2020, the total unrecognized stock compensation expense related to unvested stock options expected to vest was $1,598 and was expected to be recognized over a weighted-average period of 2.90 years.
As of September 30, 2020, partial recourse notes were outstanding totaling $635. These notes were taken by a former executive to exercise his stock options between 2011 and 2013 and the notes were initially secured with the 675,990 shares held by the former executive. As the partial recourse notes are still outstanding, the options are not considered exercised and are included within the options outstanding. Accordingly, the 675,990 shares are not considered outstanding for accounting purposes and the additional paid-in
capital associated with these shares were deducted from equity in prior periods. In the three months ended September 30, 2020, the former executive sold 25,096 of the 675,990 shares to pay back a portion of his nonrecourse notes. see Note “16. Related Parties Transactions”.

13. Equity Incentive Plan Share-Based Compensation
2018 Stock Incentive Plan
On November 28, 2018, the Board of Directors of the Company adopted, and on December 10, 2018, the Company’s stockholders approved, the Organogenesis 2018 Equity and Incentive Plan (the “2018 Plan”). The purposes of the 2018 Plan are to provide long-term incentives and rewards to the Company’s employees, officers, directors and other key persons (including consultants), to attract and retain persons with the requisite experience and ability, and to more closely align the interests of such employees, officers, directors and other key persons with the interests of the Company’s stockholders.
The 2018 Plan authorizes the Company’s Board of Directors or a committee of not less than two independent directors (in either case, the “Administrator”) to grant the following types of awards:
non-statutory
stock options; incentive stock options; restricted stock awards; restricted stock units; stock appreciation rights; unrestricted stock awards; performance share awards; and dividend equivalent rights. The 2018 Plan is administered by the Company’s Board of Directors.

As of December 31, 2019, a total of 9,198,996 shares of Class A common stock have been authorized to be issued under the 2018 Plan (subject to adjustment in the case of any stock dividend, stock split, reverse stock split, or similar change in capitalization of the Company). As of December 31, 2019, options to purchase 190,000 shares of Class A common stock were outstanding under the 2018 Plan.
2003 Stock Incentive Plan
The Organogenesis 2003 Stock Incentive Plan (the “2003 Plan”), provides for the Company to issue restricted stock awards, or to grant incentive stock options or non-statutory
stock options. Incentive stock options may be granted only to the Company’s employees. Restricted stock awards and non-statutory
stock options may be granted to employees, members of the Board of Directors, outside advisors and consultants of the Company.
As of the closing of the Avista Merger on December 10, 2018, a total of 7,176,715 shares of Class A common stock were issuable upon exercise of outstanding options under the 2003 Plan. Effective as of the closing of the Avista Merger on December 10, 2018, no additional awards may be made under the 2003 Plan and as a result (i) any shares in respect of stock options that are expired or terminated under the 2003 Plan without having been fully exercised will not be available for future awards; (ii) any shares in respect of restricted stock that are forfeited to, or otherwise repurchased by the Company, will not be available for future awards; and (iii) any shares of common stock that are tendered to the Company by a participant to exercise an award will not be available for future awards.
Following the closing of the Avista Merger, the 2003 Plan is administered by the Company’s Board of Directors.
Stock Option
The Company measures the compensation cost of employee or consultant services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee or consultant is required to provide service in exchange for the award. During the years ended December 31, 2019, 2018 and 2017, the Company recorded stock-based compensation expense of $936, $1,075, and $919, respectively, within selling, general and administrative expenses on the consolidated statements of operations.
Stock options awarded under the 2018 Plan and the 2003 Plan expire 10 years after the grant date and typically vest over four or five years.
The stock options granted during the years ended December 31, 2019 and 2018 were 100,000 and 248,567, respectively. The assumptions that the Company used to determine the grant-date fair value of stock options granted during these periods were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2019	2018
Risk-free interest rate	2.24%	2.73%
Expected term (in years)	6.50	5.89
Expected volatility	42.7%	42.0%
Expected dividend yield	0.0%	0.0%
Exercise price	$7.08	$5.99
Underlying stock price	$7.08	$5.82
These assumptions resulted in an estimated weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2019 and 2018 of $3.24 and $2.39, respectively.

The following table summarizes the Company’s stock option activity since December 31, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2018	7,266,185	$1.92	5.89	$33,909
Granted	100,000	7.08
Cancelled / forfeited	(34,416)	4.10
Exercised	(152,133)	1.76		715

Outstanding as of December 31, 2019	7,179,636	1.98	5.06	20,799

Options exercisable as of December 31, 2019	6,195,889	1.64	4.60	19,767

Options vested or expected to vest as of December 31, 2019	6,984,130	$1.92	4.98	$20,603

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A common stock for those stock options that have exercise prices lower than the fair value of the Company’s Class A common stock.
The total fair value of options vested during the years ended December 31, 2019 and 2018 was $1,079 and $963, respectively.
As of December 31, 2019, the total unrecognized stock compensation expense was $1,252 and is expected to be recognized over a weighted-average period of 2.34 years.
As of December 31, 2019, there were partial recourse notes outstanding totaling $635. These notes were taken by a former executive to exercise his stock options (see Note “17. Related Parties Transactions”) and the notes are secured with the 675,990 shares held by the former executive. As the loans are still outstanding, the options are not considered exercised and are included within the options outstanding. Accordingly, the 675,990 shares are not considered outstanding for accounting purposes and the additional paid-in
capital associated with these shares were deducted from equity in prior periods.